Other assets and liabilities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other financial liabilities, Total	R$ 167,234	R$ 134,267
Other financial liabilities at amortised cost, Total	166,651	134,106
Other financial liabilities at fair value through profit or loss, Total	583	161
Other non-financial liabilities, Total	48,044	42,130
Other financial liabilities, Current	206,029	167,789
Other financial liabilities, Non-current	9,249	8,608
Credit Card Operations [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	138,300	108,997
Trading and intermediation of securities [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	17,744	12,161
Foreign Exchange Portfolio [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	2,580	2,485
Finance Leases [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	3,929	5,324
Other Financials Liabilities [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	4,098	5,139
Other financial liabilities at fair value through profit or loss, Total	583	161
Funds In Transit [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	19,737	18,027
Collection And Payment Of Taxes And Contributions [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	553	457
Social And Statutory [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	10,375	7,853
Deferred income [member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,737	3,278
Domestic Sundry Creditors [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	4,730	3,183
Personnel Provision [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,403	2,244
Provision For Sundry Payments [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,055	2,348
Liabilities For Official Agreements And Rendering Of Payment Services Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	1,725	1,261
Provision For Retirement Plan Benefits [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,320	2,209
Other non-financial liabilities [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	R$ 1,409	R$ 1,270